Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Non-cash investing and financing activities [Abstract]
Convertible notes issued in lieu of interest/referral fees	$ 0	$ 0	$ (463)
Mining hardware finance additional fee payable in cash or equity	0	(1,424)	(2,426)
Mining hardware finance prepayments made directly by third party financier	(3,420)	(37,980)	(1,458)
Additions to right of use assets	373	298	1,051
Share issuance proceeds under Committed Equity Facility	1,642	0	0
Non-cash investing and financing activities	$ (1,405)	$ (39,106)	$ (3,296)